UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2025

IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF (the “IDX ETFs”)

ITEM 1.(a).  Reports to Stockholders.

semi-annual Shareholder Report April 30, 2025 IDX Dynamic Innovation ETF DYNI (Principal U.S. Listing Exchange: NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the IDX Dynamic Innovation ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://idxshares.com/dyni/ or (844) 456-4545.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
IDX Dynamic Innovation ETF	$36	0.75%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Net Assets	$10,068,521
Number of Holdings	4
Total Advisory Fee	$75,580
Annual Portfolio Turnover	217.27%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Sector Breakdown

Top Holdings
Consumer Staples Select Sector SPDR	26.88%
Invesco S&P 500 Low Volatility ETF	26.22%
iShares MSCI USA Quality Factor ETF	25.66%
Invesco Aerospace & Defense ETF	20.67%

Material Fund Changes

On June 13, 2025, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation (the “Plan”) for the IDX Dynamic Innovation ETF (the “Fund”). The Fund commenced operations on November 13, 2023. IDX Advisors, LLC (the “Adviser”), the Fund’s investment advisor, recommended that the Board approve the Plan due to the Fund’s limited prospect for meaningful future asset growth, the ongoing operational costs associated with managing the Fund and the Adviser’s desire to no longer subsidize expenses. As a result, the Board of Trustees concluded that it is in the best interests of the Fund and its shareholders to liquidate the Fund. The Fund terminated as a series of the Trust and liquidated on June 25, 2025.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 456-4545.

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information, visit https://idxshares.com/dyni/.

semi-annual Shareholder Report April 30, 2025 IDX Dynamic Fixed Income ETF DYFI (Principal U.S. Listing Exchange: NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the IDX Dynamic Fixed Income ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://idxshares.com/dyfi/ or (844) 456-4545.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
IDX Dynamic Fixed Income ETF	$35	0.70%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Net Assets	$34,233,684
Number of Holdings	5
Total Advisory Fee	$107,574
Annual Portfolio Turnover	379.08%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Sector Breakdown

Top Holdings
iShares Short Treasury Bond ETF	39.07%
SPDR Bloomberg 1-3 Month T-Bill ETF	27.52%
PIMCO Multisector Bond Active ETF	25.52%
iShares 7-10 Year Treasury Bond ETF	5.10%
ProShares UltraShort 20+ Year Treasury ETF	2.31%

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 456-4545.

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information, visit https://idxshares.com/dyfi/.

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

IDX ETF FUNDS

IDX Dynamic Innovation ETF

DYNI
For the Period Ended April 30, 2025 (Unaudited)

IDX Dynamic Fixed Income ETF

DYFI
For the Period Ended April 30, 2025 (Unaudited)

SEMI-ANNUAL FINANCIAL STATEMENTS
AND OTHER INFORMATION

Semi-Annual Financial Statements | April 30, 20251

IDX ETF FundsIDX Dynamic Innovation ETF

Schedule of Investments (Unaudited)April 30, 2025

	Shares	Fair Value
Exchange Traded Funds - 99.43%
Equity - 99.43%
Consumer Staples Select Sector SPDR(a)	33,077	$2,706,691
Invesco Aerospace & Defense ETF	17,093	2,081,415
Invesco S&P 500 Low Volatility ETF(a)	36,245	2,639,723
iShares MSCI USA Quality Factor ETF(a)	15,253	2,583,401
		10,011,230

Total Exchange Traded Funds - (Cost $10,133,569)		10,011,230

Total Investments - 99.43% - (Cost $10,133,569)		10,011,230
Other Assets In Excess Of Liabilities - 0.57%		57,291
Net Assets - 100.00%		$10,068,521

(a)Fair value of this security exceeds 25% of the Fund’s total investments. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

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IDX ETF FundsIDX Dynamic Fixed Income ETF

Schedule of Investments (Unaudited)April 30, 2025

	Shares	Fair Value
Exchange Traded Funds - 99.52%
Government - 74.00%
iShares 7-10 Year Treasury Bond ETF	18,159	$1,744,536
iShares Short Treasury Bond ETF(a)	121,104	13,377,148
ProShares UltraShort 20+ Year Treasury ETF	22,984	790,879
SPDR Bloomberg 1-3 Month T-Bill ETF(a)	102,711	9,420,653
		25,333,216

High Yield - 25.52%
PIMCO Multisector Bond Active ETF(a)	333,571	8,736,224

Total Exchange Traded Funds - (Cost $34,102,277)		34,069,440

Total Investments - 99.52% - (Cost $34,102,277)		34,069,440
Other Assets In Excess Of Liabilities - 0.48%		164,244
Net Assets - 100.00%		$34,233,684

(a)Fair value of this security exceeds 25% of the Fund’s total investments. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements | April 30, 20253

IDX ETF Funds

Statements of Assets and Liabilities (Unaudited) April 30, 2025

	IDX Dynamic Innovation ETF	IDX Dynamic Fixed Income ETF
Assets
Investments in Securities, at Value*	$10,011,230	$34,069,440
Cash	63,963	184,125
Total Assets	10,075,193	34,253,565

Liabilities
Payables and Accrued Liabilities:
Accrued Advisory Fees	6,672	19,881
Total Liabilities	6,672	19,881
Net Assets	$10,068,521	$34,233,684

Net Assets Consist of:
Paid-In Capital	$11,289,480	$36,844,635
Distributable Earnings/(Accumulated Deficit)	(1,220,959)	(2,610,951)
Net Assets	$10,068,521	$34,233,684

Net Asset Value Per Share:
Net Assets	$10,068,521	$34,233,684
Shares Outstanding (Unlimited Number of Shares of Beneficial Interest Authorized with No Par Value)	390,000	1,500,000
Net Asset Value, and Offering Price Per Share	$25.82	$22.82

*Identified Cost:
Investments In Securities	$10,133,569	$34,102,277

The accompanying notes are an integral part of these financial statements.

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IDX ETF Funds

Statements of Operations Six Months Ended April 30, 2025 (Unaudited)

	IDX Dynamic Innovation ETF	IDX Dynamic Fixed Income ETF
Investment Income
Dividends	$275,153	$945,026
Total Investment Income	275,153	945,026

Expenses
Advisory Fees (Note 2)	75,580	107,574
Total Expenses	75,580	107,574

Net Investment Income	199,573	837,452

Realized and Unrealized Gain / (Loss) on Investments
Net Realized Gain/(Loss) from:
Investments(1)	(755,528)	(887,100)
Net Realized Gain/(Loss)	(755,528)	(887,100)

Net Change In Unrealized Appreciation/(Depreciation) on:
Investments	104,063	(40,491)
Net Change in Unrealized Appreciation/(Depreciation):	104,063	(40,491)

Net Realized and Unrealized Gain/(Loss) on Investments	(651,465)	(927,591)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(451,892)	$(90,139)

(1)Includes realized gains/(losses) from in-kind transactions (Note 3).

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements | April 30, 20255

IDX ETF Funds

Statements of Changes in Net Assets

	IDX Dynamic Innovation ETF		IDX Dynamic Fixed Income ETF
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(1)	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(2)
From Operations
Net Investment Income	$199,573	$65,326	$837,452	$1,055,542
Net Realized Gain (Loss)	(755,528)	2,020,021	(887,100)	(1,711,160)
Net Change In Unrealized Appreciation / (Depreciation)	104,063	(226,402)	(40,491)	7,654
Net Increase / (Decrease) in Net Assets Resulting From Operations	(451,892)	1,858,945	(90,139)	(647,964)

Distributions To Shareholders
Total Distributions From Distributable Earnings	(123,730)	(9,992)	(847,883)	(1,055,546)
Total Distributions From Return Of Capital	—	—	—	(8,105)
Net Increase in Net Assets from Capital Stock Transactions	(123,730)	(9,992)	(847,883)	(1,063,651)

Capital Shares Transactions
Shares Sold	852,840	70,367,706	9,572,603	40,440,507
Shares Redeemed	(20,171,767)	(42,253,589)	(2,551,149)	(10,578,640)
Net Increase in Net Assets from Capital Stock Transactions	(19,318,927)	28,114,117	7,021,454	29,861,867

Total Increase in Net Assets	(19,894,549)	29,963,070	6,083,432	28,150,252

Net Assets
Beginning of Year/Period	29,963,070	—	28,150,252	—
End of Year/Period	$10,068,521	$29,963,070	$34,233,684	$28,150,252

Share Activity
Subscriptions	30,000	2,630,000	410,000	1,640,000
Redemptions	(730,000)	(1,540,000)	(110,000)	(440,000)
Net Increase / (Decrease) in Shares Outstanding from Share Transactions	(700,000)	1,090,000	300,000	1,200,000

Shares Outstanding
Beginning of Year/Period	1,090,000	—	1,200,000	—
End of Year/Period	390,000	1,090,000	1,500,000	1,200,000

(1)The Fund commenced operations on November 13, 2023.

(2)The Fund commenced operations on January 10, 2024.

The accompanying notes are an integral part of these financial statements.

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IDX ETF Funds

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Dynamic Innovation ETF				IDX Dynamic Fixed Income ETF
	Period Ended April 30, 2025 (Unaudited)		Period Ended October 31, 2024(1)		Period Ended April 30, 2025 (Unaudited)		Period Ended October 31, 2024(2)
Net Asset Value, Beginning of Year/Period	$27.49		$25.00		$23.46		$25.00

From investment operations:
Net investment income(3)	0.28		0.06		0.63		0.98
Net realized and unrealized gain/(loss) on investment activity(4)	(1.80)		2.44		(0.57)		(1.53)
Total from investment operations	(1.52)		2.50		0.06		(0.55)

Less distributions from:
Net investment income	(0.15)		(0.01)		(0.70)		(0.98)
Return of capital	—		—		—		(0.01)
Total distributions	(0.15)		(0.01)		(0.70)		(0.99)

Net Asset Value, End of Year/Period	$25.82		$27.49		$22.82		$23.46

Total Return(5)	(5.52)%		9.99%		0.28%		(2.21)%

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$10,069		$29,963		$34,234		$28,150

Ratio of Gross expenses to average net assets	0.75	%(6)	0.75	%(6)	0.70	%(6)	0.70	%(6)

Ratio of Gross expenses to average net assets including Acquired Fund Fees & Expenses	1.10	%(6)	1.05	%(6)(7)	1.14	%(6)	1.12	%(6)(7)

Ratio of net investment income/(loss) to average net assets	1.99	%(6)	0.21	%(6)	5.44	%(6)	5.01	%(6)

Portfolio Turnover Rate(8)	217.27	%(9)	694.03	%(9)	379.08	%(9)	901.78	%(9)

(1)The Fund commenced operations on November 13, 2023.

(2)The Fund commenced operations on January 10, 2024.

(3)Net investment income/(loss) per share represents net investment income/(loss) divided by the daily average shares outstanding through the period.

(4)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(5)Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(6)Annualized.

(7)Unaudited

(8)Excludes the impact of in-kind transactions.

(9)Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements | April 30, 20257

IDX ETF Funds

Notes to the Financial Statements (Unaudited)April 30, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The IDX Dynamic Innovation ETF (“Dynamic Innovation”) and IDX Dynamic Fixed Income ETF (“Dynamic Fixed Income”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Funds commenced operations on November 13, 2023 and January 10, 2024, respectively.

The investment objectives of the Funds are as follows:

Fund	Objective
Dynamic Innovation	To seek capital appreciation
Dynamic Fixed Income	To seek high current income

The Funds are deemed to be an individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of each Fund is used by IDX Advisors, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds value their investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or

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IDX ETF Funds

Notes to the Financial Statements (Unaudited) (Continued)April 30, 2025

price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Level 1 includes quoted prices in active markets for identical securities.

Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of April 30, 2025:

Dynamic Innovation

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds(a)	$10,011,230	$—	$—	$10,011,230
Total Investments	$10,011,230	$—	$—	$10,011,230

(a)For a detailed break-out of Exchange Traded Funds by industry, please refer to the Schedules of Investments.

Dynamic Fixed Income

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds(a)	$34,069,440	$—	$—	$34,069,440
Total Investments	$34,069,440	$—	$—	$34,069,440

(a)For a detailed break-out of Exchange Traded Funds by industry, please refer to the Schedules of Investments.

Semi-Annual Financial Statements | April 30, 20259

IDX ETF Funds

Notes to the Financial Statements (Unaudited) (Continued)April 30, 2025

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Long-term capital gain distributions from underlying ETFs are classified to realized gains for financial reporting purposes.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended April 30 2025, there were no such reclassifications.

Dividends and Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid at least monthly with respect to Dynamic Fixed Income and at least annually with respect to Dynamic Innovation. Each of Dynamic Fixed Income and Dynamic Innovation will distribute its net realized capital gains, if any, to shareholders at least annually. Dynamic Fixed Income and Dynamic Innovation may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of

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IDX ETF Funds

Notes to the Financial Statements (Unaudited) (Continued)April 30, 2025

Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2025:

Fund	Creation Unit Shares	Creation Transaction Fee	Value
Dynamic Innovation	10,000	$250	$274,900
Dynamic Fixed Income	10,000	$250	$234,600

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement.

A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Semi-Annual Financial Statements | April 30, 202511

IDX ETF Funds

Notes to the Financial Statements (Unaudited) (Continued)April 30, 2025

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 0.75% and 0.70% for Dynamic Innovation and Dynamic Fixed Income Funds, respectively.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.04% on the first $500 million in net assets; and 0.03% on any net assets in excess of $500 million, subject to a $25,000 annual minimum fee.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

12(216) 329-4271 | www.idx-funds.com

IDX ETF Funds

Notes to the Financial Statements (Unaudited) (Continued)April 30, 2025

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

The costs of purchases and sales of securities, excluding in-kind transactions, during the period ended April 30, 2025 were as follows:

Fund	Purchases	Sales
Dynamic Innovation	$43,220,154	$43,135,375
Dynamic Fixed Income	$117,474,756	$117,488,619

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended April 30, 2025 were as follows:

Fund	Purchases	Sales	Realized Gains (Losses)
Dynamic Innovation	$845,951	$20,038,674	$468,227
Dynamic Fixed Income	$9,522,426	$2,525,986	$2,470

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS
OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect

Semi-Annual Financial Statements | April 30, 202513

IDX ETF Funds

Notes to the Financial Statements (Unaudited) (Continued)April 30, 2025

their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid for the period ended April 30, 2025 were as follows:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Dynamic Innovation	$123,730	$—	$—	$123,730
Dynamic Fixed Income	$847,883	$—	$—	$847,883

The tax character of distributions paid for the period ended October 31, 2024 were as follows:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Dynamic Innovation	$9,992	$—	$—	$9,992
Dynamic Fixed Income	$1,055,546	$—	$8,015	$1,063,561

As of April 30, 2025 cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Dynamic Innovation	$10,133,569	$69,425	$(191,764)	$(122,339)
Dynamic Fixed Income	$34,102,277	$61,754	$(94,591)	$(32,837)

Distributable earnings (accumulated deficit) for Federal Income tax purposes as of April 30, 2025 was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/(Loss)	Other Accumulated Earnings / (Losses)	Net Unrealized Depreciation	Total Accumulated Deficit
Dynamic Innovation	$131,177	$(1,229,797)	$—	$(122,339)	$(1,220,959)
Dynamic Fixed Income	$(10,435)	$(2,567,679)	$—	$(32,837)	$(2,610,951)

At October 31, 2024, the Funds had the following capital loss carryovers:

	Capital Loss Carryover		Year of Expiration
Fund	Short-Term	Long-Term
Dynamic Innovation	$474,269	$—	Indefinitely
Dynamic Fixed Income	$1,539,910	$—	Indefinitely

14(216) 329-4271 | www.idx-funds.com

IDX ETF Funds

Notes to the Financial Statements (Unaudited) (Continued)April 30, 2025

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of Dynamic Innovation and Dynamic Fixed Income are listed for trading on the NASDAQ Stock Market® (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

On June 13, 2025, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation (the “Plan”) for the IDX Dynamic Innovation ETF (the “Fund”). The Fund commenced operations on November 13, 2023. IDX Advisors, LLC (the “Adviser”), the Fund’s investment advisor, recommended that the Board approve the Plan due to the Fund’s limited prospect for meaningful future asset growth, the ongoing operational costs associated with managing the Fund and the Adviser’s desire to no longer subsidize expenses. As a result, the Board of Trustees concluded that it is in the best interests of the Fund and its shareholders to liquidate the Fund. The Fund terminated as a series of the Trust and liquidated on June 25, 2025.

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

Semi-Annual Financial Statements | April 30, 202515

IDX ETF Funds

Additional Information (Unaudited)April 30, 2025

Changes In and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies

Because IDX Advisors, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding the Basis for Approval of Investment Advisory Contract

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 7, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 7, 2025

* Print the name and title of each signing officer under his or her signature.